Accounts Receivable, Net (Details) - Schedule of Changes in Allowance for Doubtful Accounts	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Changes In Allowance For Doubtful Accounts Abstract
Beginning balance	¥ 117,080,588	$ 16,203,132	¥ 111,639,312
Provision for credit losses, net of recovery			4,743,475
Deconsolidation of ICinit and Shenzhen Kuxuanyou and subsidiaries			(7,932,721)
Recovery(write off)
Exchange rate difference	(4,529,244)	(626,816)	8,630,522
Ending balance	¥ 112,551,344	$ 15,576,316	¥ 117,080,588